CONSOLIDATED BALANCE SHEETS - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 475	$ 328
Restricted cash and cash equivalents	449	506
Accounts receivable	1,300	1,371
Material and supplies	699	692
Other current assets	166	320
Total current assets	3,089	3,217
Properties	44,617	43,537
Operating lease right-of-use assets	424	470
Pension asset	3,140	3,033
Deferred income tax assets	682	0
Intangible assets, goodwill and other	714	405
Total assets	52,666	50,662
Current liabilities
Accounts payable and other	2,695	2,785
Current portion of long-term debt	2,340	1,057
Total current liabilities	5,035	3,842
Deferred income tax liabilities	10,066	9,796
Other liabilities and deferred credits	522	441
Pension and other postretirement benefits	495	486
Long-term debt	16,133	14,372
Operating lease liabilities	298	341
Total liabilities	32,549	29,278
Shareholders' equity
Common shares	3,512	3,613
Common shares in Share Trusts	(144)	(170)
Additional paid-in capital	373	381
Accumulated other comprehensive loss	(2,279)	(1,969)
Retained earnings	18,655	19,529
Total shareholders' equity	20,117	21,384
Total liabilities and shareholders' equity	$ 52,666	$ 50,662